Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Financial Asset and Liabilities Measured at Fair Value on Recurring Basis
The Company has segregated all financial assets and liabilities that are measured at fair value on a recurring basis into the most appropriate level within the fair value hierarchy based on the inputs used to estimate the fair value at the measurement date in the tables below. See Note 1, Summary of Significant Accounting Policies, for a description of how fair value measurements are determined.

	December 31, 2016
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Assets
Securities available for sale	$—	$3,446,097	$—	$3,446,097
Mortgage loans held for sale	—	157,041	—	157,041
Derivative instruments	—	38,886	—	38,886
Total	$—	$3,642,024	$—	$3,642,024
Liabilities
Derivative instruments	$—	$30,209	$—	$30,209
Total	$—	$30,209	$—	$30,209

	December 31, 2015
	Level 1	Level 2	Level 3	Total
Assets
Securities available for sale	$—	$2,800,286	$—	$2,800,286
Mortgage loans held for sale	—	166,247	—	166,247
Derivative instruments	—	30,486	—	30,486
Total	$—	$2,997,019	$—	$2,997,019
Liabilities
Derivative instruments	$—	$25,002	$—	$25,002
Total	$—	$25,002	$—	$25,002

Gains and Losses Included in Earnings Related to Asset and Liabilities Measured at Fair Value on Recurring Basis
Gains and losses (realized and unrealized) included in earnings (or accumulated other comprehensive income) during 2016 related to assets and liabilities measured at fair value on a recurring basis are reported in non-interest income or other comprehensive income as follows:

(Dollars in thousands)	Non-interest income	Other comprehensive income (loss), net of tax
Total gains (losses) included in earnings	$5,567	$—
Change in unrealized gains (losses) relating to assets still held at December 31, 2016	—	(24,450)

Financial Asset and Liabilities Measured at Fair Value on Nonrecurring Basis
The Company has segregated all assets and liabilities that are measured at fair value on a non-recurring basis into the most appropriate level within the fair value hierarchy based on the inputs used to determine the fair value at the measurement date in the tables below.

	December 31, 2016
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Assets
Loans	$—	$—	$93,485	$93,485
OREO, net	—	—	185	185
Total	$—	$—	$93,670	$93,670

	December 31, 2015
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Assets
Loans	$—	$—	$31,669	$31,669
OREO, net	—	—	1,662	1,662
Total	$—	$—	$33,331	$33,331

Summary of Difference Between the Aggregate Fair Value and the Aggregate Unpaid Principal Balance for Mortgage Loans Held for Sale
The following table summarizes the difference between the aggregate fair value and the aggregate unpaid principal balance for mortgage loans held for sale measured at fair value:

	December 31, 2016			December 31, 2015
(Dollars in thousands)	Aggregate Fair Value	Aggregate Unpaid Principal	Aggregate Fair Value Less Unpaid Principal	Aggregate Fair Value	Aggregate Unpaid Principal	Aggregate Fair Value Less Unpaid Principal
Mortgage loans held for sale, at fair value	$157,041	$153,801	$3,240	$166,247	$161,083	$5,164